Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Fair value of derivative liabilities	$ (4)	$ (8)
Other commitments	1,649	$ 1,763
Fair Way Financial Company LIC [Member] | Other commitments to extend credit [Member] | Other Credit Instruments [Member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Undrawn amount under liquidity facilities	$ 8,095